UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 16.7%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar - ADR	17,517	$ 1,139,656
Cia de Bebidas das Americas,
Preference Shares - ADR	35,000	3,822,700
Cia Energetica de Minas Gerais -
ADR	168,327	2,558,570
Cyrela Brazil Realty SA	295,631	4,139,977
Itau Unibanco Holdings SA - ADR	589,688	13,203,114
Lojas Renner SA	171,243	5,746,396
OGX Petroleo e Gas
Participacoes SA (a)	445,600	4,692,127
Petroleo Brasileiro SA - ADR	88,614	2,822,356
Vale SA - ADR (a)	216,576	5,247,637
		43,372,533
Chile — 1.1%
Banco Santander Chile SA - ADR	33,425	2,774,609
China — 12.8%
Anhui Conch Cement Co. Ltd.	848,000	2,967,825
Bank of China Ltd.	13,745,000	7,276,728
CNOOC Ltd.	3,490,000	5,881,979
China Coal Energy Co.	2,421,000	3,388,357
China Life Insurance Co. Ltd.	1,270,000	5,676,438
Focus Media Holding Ltd. - ADR (a)	199,443	3,615,902
Melco Crown Entertainment Ltd. -
ADR (a)	711,553	2,767,941
Zhejiang Expressway Co. Ltd.	1,980,000	1,871,463
		33,446,633
Czech Republic — 1.3%
CEZ AS	77,055	3,528,431
Hungary — 1.0%
OTP Bank Rt. (a)	105,491	2,533,401
India — 1.1%
ICICI Bank Ltd. - ADR	71,600	2,785,956
Indonesia — 1.5%
Bank Rakyat Indonesia Tbk PT	3,458,500	3,838,646
Israel — 1.2%
Teva Pharmaceutical
Industries Ltd. - ADR	65,673	3,208,126
Mexico — 6.6%
America Movil, SA de CV - ADR	227,033	11,263,107
Fomento Economico Mexicano, SA
de CV - ADR	120,864	5,883,660
		17,146,767
Panama — 1.4%
Copa Holdings SA, Class A	72,143	3,726,186

Common Stocks	Shares	Value
Peru — 2.3%
Cia de Minas Buenaventura SA -
ADR	85,883	$ 3,315,942
Credicorp Ltd.	27,719	2,708,701
		6,024,643
Russia — 5.3%
OAO Gazprom - ADR	469,523	10,141,697
VimpelCom Ltd. - ADR (a)	221,781	3,617,248
		13,758,945
South Africa — 5.7%
African Bank Investments Ltd.	649,485	2,979,185
Aveng Ltd.	461,681	2,280,254
MTN Group Ltd.	388,590	6,225,940
Tiger Brands Ltd.	130,275	3,232,700
		14,718,079
South Korea — 12.4%
Doosan Infracore Co. Ltd. (a)	207,570	3,724,404
Hyundai Mobis	19,649	3,400,792
NHN Corp. (a)	23,791	3,689,847
Samsung Electronics Co., Ltd.	13,527	9,278,260
Samsung Fire & Marine
Insurance Co. Ltd.	16,817	2,922,886
Shinhan Financial Group Co., Ltd.	137,743	5,654,012
Shinsegae Co. Ltd.	7,568	3,608,441
		32,278,642
Taiwan — 6.6%
Delta Electronics, Inc.	945,000	3,258,474
HON HAI Precision Industry Co.,
Ltd. (a)	1,923,000	7,745,766
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,161,000	4,171,761
Taiwan Semiconductor
Manufacturing Co., Ltd. - ADR	203,314	2,053,471
		17,229,472
Thailand — 1.3%
Kasikornbank Pcl	1,055,900	3,276,663
Turkey — 4.0%
Koza Altin Isletmeleri AS	321,177	2,791,546
Sekerbank TAS	1,233,326	1,333,901
Turkiye Garanti Bankasi AS	534,514	2,765,432
Yapi ve Kredi Bankasi (a)	1,186,606	3,603,606
		10,494,485
Total Common Stocks – 82.3%		214,142,217

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	USD	U.S. Dollar
TRY	Turkish Lira

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JULY 31, 2010

1

Schedule of Investments(continued)

BlackRock Global Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

	Par
Structured Notes	(000)	Value
India — 9.0%
Citigroup Global Markets
Holdings, Inc. (a):
(Sterlite Industries (India)
Ltd.), due 10/24/12	$ 556	$ 2,088,738
(United Phosphorus), due
4/05/12	305	1,207,599
Deutsche Bank AG (a):
(Lanco Infratech Ltd.), due
11/23/16	1,211	1,725,061
(Axis Bank), due 8/17/17	239	6,859,281
Morgan Stanley Asia Products Ltd.
(ITC Ltd.), due 7/03/14 (a)	989	6,587,694
Morgan Stanley BV (Rolta
India Ltd.), due 5/26/14 (a)	454	1,658,638
UBS AG (Glenmark
Pharmaceuticals Ltd.), due
12/18/12 (a)	573	3,331,265
		23,458,276
Qatar — 2.2%
Deutsche Bank AG (Commercial
Bank of Qatar Inc.), due
5/26/17 (a)	131	2,549,352
Morgan Stanley BV (Industries
Qatar), due 11/30/10 (a)	113	3,228,215
		5,777,567
Saudi Arabia — 2.2%
HSBC Bank Plc (a):
(Abdullah Al Othaim Markets),
due 9/05/11	96	1,963,162
(Co. for Cooperative
Insurance), due 9/24/11	60	1,446,911
(Saudi Arabian Mining), due
9/05/11	501	2,424,530
		5,834,603
South Africa — 0.2%
Deutsche Bank AG (Naspers
Ltd./Tencent Holdings Ltd.), due
8/21/11 (a)	31	383,337
Total Structured Notes – 13.6%		35,453,783
Total Long-Term Investments
(Cost – $214,156,494) – 95.9%		249,596,000
Short-Term Securities	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.23% (b)(c)	3,301,440	3,301,440
Total Short-Term Securities
(Cost – $3,301,440) – 1.3%		3,301,440

Value
Total Investments
(Cost – $217,457,934*) – 97.2%	$ 252,897,440
Other Assets Less Liabilities – 2.8%	7,256,808
Net Assets – 100.0%	$ 260,154,248

* The cost and unrealized appreciation (depreciation) of investments as of

July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 227,413,825
Gross unrealized appreciation	$ 28,416,437
Net Gross unrealized unrealized appreciation depreciation	$ (2,932,822) 25,483,615

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held
	October 31,	Net	at July 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	6,661,505	(3,360,065)	3,301,440	$4,603
(c) Represents the current yield as of report date.

• Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency		Currency	Counter-	Settlement	Unrealized
Purchased		Sold	party	Date	Appreciation
TRY	45,469 USD	30,097	Deutsche	8/02/10	$ 71
			Bank AG
TRY	137,812 USD	91,369	State	8/03/10	67
			Street
			Global
			Markets
Total					$ 138

2 BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JULY 31, 2010

Schedule of Investments (concluded)

BlackRock Global Emerging Markets Fund, Inc.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation
Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Brazil $	43,372,533	—	—	$ 43,372,533
Chile	2,774,609	—	—	2,774,609
China	6,383,843 $ 27,062,790		—	33,446,633
Czech
Republic	—	3,528,431	—	3,528,431
Hungary	—	2,533,401	—	2,533,401
India	2,785,956	—	—	2,785,956
Indonesia	—	3,838,646	—	3,838,646
Israel	3,208,126	—	—	3,208,126
Mexico	17,146,767	—	—	17,146,767
Panama	3,726,186	—	—	3,726,186
Peru	6,024,643	—	—	6,024,643
Russia	13,758,945	—	—	13,758,945
South Africa	—	14,718,079	—	14,718,079
South Korea	—	32,278,642	—	32,278,642
Taiwan	2,053,471	15,176,001	—	17,229,472
Thailand	—	3,276,663	—	3,276,663
Turkey	---	10,494,485	—	10,494,485
Structured Notes:
India	11,849,184	9,884,031	$ 1,725,061	23,458,276
Qatar	2,549,352	3,228,215	—	5,777,567
Saudi
Arabia	—	3,871,441	1,963,162	5,834,603
South
Africa	—	383,337	---	383,337
Short-Term
Securities	3,301,440	---	---	3,301,440
Total		$ 118,935,055 $130,274,162	$ 3,688,223 $ 252,897,440
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange contracts –		$ 138	–	$ 138

1Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Structured Notes
Assets:
Balance, as of October 31, 2009	$ 18,760,194
Accrued discounts/premiums	---
Net realized gain (loss)	(1,678)
Net change in unrealized appreciation/depreciation[2]	1,947,651
Purchases	8,463,626
Sales	(11,942,224)
Transfers in3	---
Transfers out[3]	(13,539,346)
Balance, as of July 31, 2010	$ 3,688,223

2The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $693,155.
3The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK GLOBAL EMERGING MARKETS FUND, INC.

JULY 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: September 27, 2010